Nature and Continuance of Operations and Going Concern (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Nature And Continuance Of Operations And Going Concern [Abstract]
Cash and restricted cash	$ 600,402	$ 6,888,322	$ 15,207,948	$ 451,605
Working capital	27,655,892
Accumulated deficit	(60,790,972)	(46,359,308)
Shareholder's equity	27,662,006	34,385,193	36,152,448	$ (1,174,956)
Maximum line of credit limit	8,000,000
Profit (loss)	$ (15,043,857)	$ (15,009,920)	$ (7,836,754)